Consolidated Statement of Shareholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit during the Development Stage	Total
Opening Balance, amount at Dec. 31, 2009	$ 314	$ (314)	$ 0	$ 0
Opening Balance, shares at Dec. 31, 2009	3,141,597
Recapitalization due to 10 to 1 stock split, shares	28,274,370
Stock based compensation, shares	20,000,000
Stock based compensation, amount	200			200
Share issuance, shares	683,097,847
Share issuance, amount	6,831			6,831
Net loss			(5,728)	(5,728)
Ending Balance, amount at Dec. 31, 2010	7,345	(314)	(5,728)	1,303
Ending Balance, shares at Dec. 31, 2010	734,513,814
Share issuance, shares	11,247,618
Share issuance, amount	113	285,887		286,000
Net loss			(191,800)	(191,800)
Ending Balance, amount at Dec. 31, 2011	$ 7,458	$ 285,573	$ (197,528)	$ 95,503
Ending Balance, shares at Dec. 31, 2011	745,761,432